Accumulated Other Comprehensive (Loss) Income	6 Months Ended
Jun. 30, 2013
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Accumulated Other Comprehensive (Loss) Income

Q. Accumulated Other Comprehensive (Loss) Income

        The following table presents other comprehensive income reclassification adjustments:

	Three Months Ended June 30, 2013				Six Months Ended June 30, 2013
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at March 31, 2013	$(10,653)	$624	$(10,029)	Balance at December 31, 2012	$(12,931)	$440	$(12,491)
Other comprehensive (loss) income before reclassifications	3,162	(167)	2,995	Other comprehensive (loss) income before reclassifications	6,385	117	6,502
Amounts reclassified from AOCI	297	—	297	Amounts reclassified from AOCI	595	—	595
Income tax effect	(1,221)	59	(1,162)	Income tax effect	(2,464)	(41)	(2,505)

Net increase (decrease) in other comprehensive income (loss)	2,238	(108)	2,130	Net increase in other comprehensive income (loss)	4,516	76	4,592

Balance at June 30, 2013	$(8,415)	$516	$(7,899)	Balance at June 30, 2013	$(8,415)	$516	$(7,899)

	Three Months Ended June 30, 2012				Six Months Ended June 30, 2012
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at March 31, 2012	$(20,022)	$121	$(19,901)	Balance at December 31, 2011	$(19,763)	$127	$(19,636)
Other comprehensive (loss) income before reclassifications	4,261	(9)	4,252	Other comprehensive (loss) income before reclassifications	3,395	(17)	3,378
Amounts reclassified from AOCI	305	—	305	Amounts reclassified from AOCI	610	—	610
Income tax effect	(1,614)	3	(1,611)	Income tax effect	(1,312)	5	(1,307)

Net increase (decrease) in other comprehensive income (loss)	2,952	(6)	2,946	Net increase (decrease) in other comprehensive income (loss)	2,693	(12)	2,681

Balance at June 30, 2012	$(17,070)	$115	$(16,955)	Balance at June 30, 2012	$(17,070)	$115	$(16,955)

        The following table presents the classification and amount of reclassifications from AOCI to the Condensed Consolidated Statement of Income:

	Three Months Ended		Six Months Ended
					Condensed, Consolidated Statement of Income Classification
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	(Dollars in thousands)
Cash flow hedges
Interest rate swap agreements	$(14)	$(22)	$(30)	$(45)	Other expenses
Reclassification of amounts de-designated as hedges recorded in AOCI	(283)	(283)	(565)	(565)	Other expenses

	(297)	(305)	(595)	(610)
Available-for-sale securities
Realized gains and losses on available-for-sale securities	—	—	—	—	Selling, general and administrative

	—	—	—	—
Total reclassifications	$(297)	$(305)	$(595)	$(610)